RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
16.  RELATED PARTY TRANSACTIONS

In the years ended December 31, 2011, 2010 and 2009, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice. The Company was invoiced $50,000 in each of the three years ended December 31, 2011 in respect of these services.

Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2011	2010
ITCL	479	-
Frontline Ltd.	46	21
	525	21

An amount of $479,000 is owed to ITCL in respect of solicitation and legal fees that ITCL paid on behalf of the Company.